Notes Payable (Details) - Schedule of notes payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of notes payable [Abstract]
Line of Credit		$ 301,081
8% Subordinated Amortizing Promissory Notes		101,980
6% Subordinated Amortizing Promissory Notes	581,963	975,985
PPP loans		357,500
4.5% Unsecured Promissory Notes		41,675
Loans on vehicles	396,351	90,374
Financing leases	522,166
Subtotal	1,500,480	1,868,595
Line of Credit		(301,081)
Current portion of notes payable	(793,174)	(429,183)
Long-term notes payable	$ 707,306	$ 1,138,331